Insurance Contract Liabilities - Movements in insurance contracts issued (Details) - Property and Casualty Insurance and Reinsurance - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025	Jan. 01, 2024
Insurance contracts liabilities
Insurance Contract Liabilities
Beginning Balance	$ 42,909.0	$ 41,792.7
Changes in the consolidated statement of comprehensive income:
Insurance revenue	(30,835.6)	(29,589.0)
Incurred claims and other insurance service expenses	20,472.4	19,577.6
Amortization of acquisition costs	5,878.6	5,124.9
Prior year reserve development and release of risk adjustment on prior year claims	(1,253.1)	(1,078.8)
Insurance service expenses	25,097.9	23,623.7
Insurance service result	(5,737.7)	(5,965.3)
Net finance (income) expense from insurance contracts	2,317.6	1,634.0
Foreign exchange effects	908.6	(806.8)
Total changes in the consolidated statement of comprehensive income	(2,511.5)	(5,138.1)
Cash flows:
Premiums received	31,781.4	29,692.6
Claims and other insurance service expenses paid, including investment components	(18,450.2)	(17,848.0)
Insurance acquisition cash flows	(5,926.5)	(5,569.1)
Changes in funds withheld	(6.9)	(41.1)
Total changes from cash flows	7,397.8	6,234.4
Investment components and other	429.7	20.0
Ending Balance	48,225.0	42,909.0
Liability for remaining coverage | Insurance contracts liabilities
Insurance Contract Liabilities
Beginning Balance	2,747.1	3,610.8
Changes in the consolidated statement of comprehensive income:
Insurance revenue	(30,835.6)	(29,589.0)
Incurred claims and other insurance service expenses	1.0	119.5
Amortization of acquisition costs	5,878.6	5,124.9
Insurance service expenses	5,879.6	5,244.4
Insurance service result	(24,956.0)	(24,344.6)
Net finance (income) expense from insurance contracts	26.1	(0.6)
Foreign exchange effects	70.6	(127.3)
Total changes in the consolidated statement of comprehensive income	(24,859.3)	(24,472.5)
Cash flows:
Premiums received	31,781.4	29,692.6
Insurance acquisition cash flows	(5,926.5)	(5,569.1)
Changes in funds withheld	492.3	(78.3)
Total changes from cash flows	26,347.2	24,045.2
Investment components and other	(614.3)	(436.4)
Ending Balance	3,620.7	2,747.1
Loss component	68.3	184.6	$ 184.6	$ 64.7
Liability for incurred claims | Estimates of present value of future cash flows | Insurance contracts liabilities
Insurance Contract Liabilities
Beginning Balance	37,370.7	35,530.6
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	19,377.1	18,406.2
Prior year reserve development and release of risk adjustment on prior year claims	(388.8)	(232.8)
Insurance service expenses	18,988.3	18,173.4
Insurance service result	18,988.3	18,173.4
Net finance (income) expense from insurance contracts	2,291.5	1,634.6
Foreign exchange effects	772.5	(625.6)
Total changes in the consolidated statement of comprehensive income	22,052.3	19,182.4
Cash flows:
Claims and other insurance service expenses paid, including investment components	(18,450.2)	(17,848.0)
Changes in funds withheld	(499.2)	37.2
Total changes from cash flows	(18,949.4)	(17,810.8)
Investment components and other	989.1	468.5
Ending Balance	41,462.7	37,370.7
Liability for incurred claims | Risk adjustment for non-financial risk | Insurance contracts liabilities
Insurance Contract Liabilities
Beginning Balance	2,791.2	2,651.3
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	1,094.3	1,051.9
Prior year reserve development and release of risk adjustment on prior year claims	(864.3)	(846.0)
Insurance service expenses	230.0	205.9
Insurance service result	230.0	205.9
Foreign exchange effects	65.5	(53.9)
Total changes in the consolidated statement of comprehensive income	295.5	152.0
Cash flows:
Investment components and other	54.9	(12.1)
Ending Balance	3,141.6	2,791.2
Gulf Insurance
Cash flows:
Effect of acquired contracts on net insurance results		(47.9)
Effect of acquired contracts on net reinsurance results		54.1
Gulf Insurance | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Insurance revenue		3,239.0
Insurance service expenses		2,920.6
Cash flows:
Effect of acquired contracts on insurance revenue		665.3
Effect of insurance service expenses		713.2
Global Insurers and Reinsurers | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Foreign exchange effects	458.5	(254.0)
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(603.5)	(630.2)
Insurance contracts, favorable (adverse) prior year reserve development	(58.4)	211.5
North American Insurers | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Foreign exchange effects	127.6	(220.7)
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(141.0)	(156.5)
Insurance contracts, favorable (adverse) prior year reserve development	(5.3)	(128.3)
International Insurers and Reinsurers | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Foreign exchange effects	186.4	(150.9)
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(119.8)	(59.3)
Insurance contracts, favorable (adverse) prior year reserve development	$ 452.5	$ 149.6